UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------

       This Amendment (Check only one): |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:   028-12189
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          August 14, 2009
------------------------------     ------------------       ---------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             1
                                                  ------------------------------

Form 13F Information Table Entry Total:                        22
                                                  ------------------------------

Form 13F Information Table Value Total:                     $124,946
                                                  ------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1        28-12188                 Starwood Capital Group Management, LLC
-        --------                 --------------------------------------


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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                    Quarter Ended June 30, 2009


                                                        VALUE     SHRS/OR     SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS TITLE     CUSIP  (x$1,000)   PRN AMT     PRN  CALL DISCRETION  MANAGERS  SOLE     SHARED   NONE
--------------------------   --------------- --------- -------- -----------   ---  ---- ----------  --------  ----     ------   ----
ANNALY CAP MGMT INC                COM       035710409    6,450    426,000    SH         SOLE                  426,000
------------------------------------------------------------------------------------------------------------------------------------
BRANDYWINE RLTY TR            SH BEN INT NEW 105368203    7,721  1,036,314    SH         SOLE                1,036,314
------------------------------------------------------------------------------------------------------------------------------------
BROOKDALE SR LIVING INC            COM       112463104    3,356    344,600    SH         SOLE                  344,600
------------------------------------------------------------------------------------------------------------------------------------
CAMDEN PPTY TR                  SH BEN INT   133131102   10,251    371,400    SH         SOLE                  371,400
------------------------------------------------------------------------------------------------------------------------------------
CHIMERA INVT CORP                  COM       16934Q109    1,756    503,200    SH         SOLE                  503,200
------------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMER NEW        COM NEW     22025Y407    1,882    110,790    SH         SOLE                  110,790
------------------------------------------------------------------------------------------------------------------------------------
EQUITY LIFESTYLE PPTYS INC         COM       29472R108    9,361    251,772    SH         SOLE                  251,772
------------------------------------------------------------------------------------------------------------------------------------
EXTRA SPACE STORAGE INC            COM       30225T102    4,385    525,200    SH         SOLE                  525,200
------------------------------------------------------------------------------------------------------------------------------------
INLAND REAL ESTATE CORP          COM NEW     457461200    3,020    431,400    SH         SOLE                  431,400
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    DJ US REAL EST 464287739    3,242    100,000    SH   PUT   SOLE                  100,000
------------------------------------------------------------------------------------------------------------------------------------
JONES LANG LASALLE INC             COM       48020Q107    3,915    119,600    SH         SOLE                  119,600
------------------------------------------------------------------------------------------------------------------------------------
LEXINGTON REALTY TRUST             COM       529043101    1,517    446,213    SH         SOLE                  446,213
------------------------------------------------------------------------------------------------------------------------------------
MACERICH CO                        COM       554382101    7,221    410,044    SH         SOLE                  410,044
------------------------------------------------------------------------------------------------------------------------------------
NRDC ACQUISITION CORP        UNIT 99/99/9999 62941R201    3,683    378,900    SH         SOLE                  378,900
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD          CL A      G67743107   12,241  1,441,800    SH        OTHER       1                  1,441,800
------------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC                     COM       737464107    4,967    369,585    SH         SOLE                  369,585
------------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                        SH BEN INT   743410102    9,009  1,117,700    SH         SOLE                1,117,700
------------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW           COM       828806109    8,418    163,678    SH         SOLE                  163,678
------------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS INC NEW        COM       867892101    4,696    877,800    SH         SOLE                  877,800
------------------------------------------------------------------------------------------------------------------------------------
TANGER FACTORY OUTLET CTRS I       COM       875465106    6,694    206,400    SH         SOLE                  206,400
------------------------------------------------------------------------------------------------------------------------------------
THOMAS PPTYS GROUP INC             COM       884453101    2,909  1,852,579    SH         SOLE                1,852,579
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VORNADO RLTY TR                 SH BEN INT   929042109    8,252    183,246    SH         SOLE                  183,246
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